Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated structured entities
	31.12.19
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	462	130	5,874	6,466	6,466
Derivative financial instruments	9	9	36	55	53
Loans and advances to customers			174	174	174
Financial assets at fair value not held for trading	81	8[2]	157	245	997
Financial assets measured at fair value through other comprehensive income		3,955		3,955	3,955
Other financial assets measured at amortized cost	335	16[2]		351	1,372
Total assets	888[3]	4,118	6,242	11,247
Derivative financial instruments	2[4]	225	324	552	1
Total liabilities	2	225	324	552
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	55[5]	73[6]	413[7]

	31.12.18
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	420	174	7,297	7,890	7,890
Derivative financial instruments	8	35	1	44	44
Loans and advances to customers			179	179	179
Financial assets at fair value not held for trading	87	48[2]	166	302	1,878
Financial assets measured at fair value through other comprehensive income		3,931		3,931	3,931
Other financial assets measured at amortized cost	312	25[2]		337	1,423
Total assets	826[3]	4,212	7,643	12,682
Derivative financial instruments	3[4]	123	32	158	3
Total liabilities	3	123	32	158
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	63[5]	69[6]	385[7]
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying amount of loan commitments. The maximum exposure to loss for these instruments is equal to the notional amount. 3 As of 31 December 2019, USD 0.6 billion of the USD 0.9 billion (31 December 2018: USD 0.6 billion of the USD 0.8 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 4 Comprised of credit default swap liabilities and other swap liabilities. The maximum exposure to loss for credit default swap liabilities is equal to the sum of the negative carrying amount and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 5 Represents the principal amount outstanding. 6 Represents the market value of total assets. 7 Represents the net asset value of the investment funds sponsored by UBS and the carrying amount of UBS’s interests in the investment funds not sponsored by UBS.

Sponsored by UBS | in which UBS did not have an interest at year-end
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end
	As of or for the year ended
	31.12.19
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	(1)	0	(1)	(2)
Net fee and commission income		13	50	63
Other net income from financial instruments measured at fair value through profit or loss	19	(18)	9	11
Total income	19	(5)	58	72
Asset information (USD billion)	2[1]	1[2]	42[3]

	As of or for the year ended
	31.12.18
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	0	(6)	1	(5)
Net fee and commission income		16	39	54
Other net income from financial instruments measured at fair value through profit or loss	0	8	20	29
Total income	1	18	60	78
Asset information (USD billion)	2[1]	2[2]	18[3]
1 Represents the amount of assets transferred to the respective securitization vehicles. 2 Represents the amount of assets transferred to the respective client vehicles. 3 Represents the total net asset value of the respective investment funds.

UBS AG
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated structured entities
	31.12.19
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	462	130	5,874	6,466	6,466
Derivative financial instruments	9	9	36	55	53
Loans and advances to customers			174	174	174
Financial assets at fair value not held for trading	81	8[2]	62	151	902
Financial assets measured at fair value through other comprehensive income		3,955		3,955	3,955
Other financial assets measured at amortized cost	335	16[2]		351	1,372
Total assets	888[3]	4,118	6,147	11,152
Derivative financial instruments	2[4]	225	324	552	1
Total liabilities	2	225	324	552
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	55[5]	73[6]	413[7]

	31.12.18
USD million, except where indicated	Securitizationvehicles	Clientvehicles	Investmentfunds	Total	Maximumexposure to loss[1]
Financial assets at fair value held for trading	420	174	7,297	7,890	7,890
Derivative financial instruments	8	35	1	44	44
Loans and advances to customers			179	179	179
Financial assets at fair value not held for trading	87	48[2]	85	220	1,796
Financial assets measured at fair value through other comprehensive income		3,931		3,931	3,931
Other financial assets measured at amortized cost	312	25[2]		337	1,423
Total assets	826[3]	4,212	7,562	12,600
Derivative financial instruments	3[4]	123	32	158	3
Total liabilities	3	123	32	158
Assets held by the unconsolidated structured entities in which UBS had an interest (USD billion)	63[5]	69[6]	385[7]
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements. 2 Represents the carrying amount of loan commitments. The maximum exposure to loss for these instruments is equal to the notional amount. 3 As of 31 December 2019, USD 0.6 billion of the USD 0.9 billion (31 December 2018: USD 0.6 billion of the USD 0.8 billion) was held in Corporate Center – Non-core and Legacy Portfolio. 4 Comprised of credit default swap liabilities and other swap liabilities. The maximum exposure to loss for credit default swap liabilities is equal to the sum of the negative carrying amount and the notional amount. For other swap liabilities, no maximum exposure to loss is reported. 5 Represents the principal amount outstanding. 6 Represents the market value of total assets. 7 Represents the net asset value of the investment funds sponsored by UBS and the carrying amount of UBS’s interests in the investment funds not sponsored by UBS.

UBS AG | Sponsored by UBS | in which UBS did not have an interest at year-end
Disclosure Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Sponsored unconsolidated structured entities in which UBS did not have an interest at year-end
	As of or for the year ended
	31.12.19
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	(1)	0	(1)	(2)
Net fee and commission income		13	50	63
Other net income from financial instruments measured at fair value through profit or loss	19	(18)	9	11
Total income	19	(5)	58	72
Asset information (USD billion)	2[1]	1[2]	42[3]

	As of or for the year ended
	31.12.18
USD million, except where indicated	Securitizationvehicles	Client vehicles	Investmentfunds	Total
Net interest income	0	(6)	1	(5)
Net fee and commission income		16	39	54
Other net income from financial instruments measured at fair value through profit or loss	0	8	20	29
Total income	1	18	60	78
Asset information (USD billion)	2[1]	2[2]	18[3]
1 Represents the amount of assets transferred to the respective securitization vehicles. 2 Represents the amount of assets transferred to the respective client vehicles. 3 Represents the total net asset value of the respective investment funds.